Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 310,547	$ 326,441
Accounts receivable, net	24,037	72,971
Inventory	18,250	18,564
Other current assets	27,173	28,039
Total current assets	380,007	446,015
Non-current assets
Property, plant and equipment	4,484	3,261
Right-of-use assets	11,224	6,720
Intangible assets	13,586	14,360
Interest in joint venture	29,533	31,152
Deferred tax asset	27,605	26,757
Other long-term assets	1,233	903
Total non-current assets	87,665	83,153
Total assets	467,672	529,168
Current liabilities
Accounts payable	8,694	12,351
Other current liabilities	57,412	73,035
Lease liabilities, short-term	1,447	1,097
Senior secured term loans, short-term	13,533	12,474
Total current liabilities	81,086	98,957
Non-current liabilities
Warrant obligations	516	1,788
Deferred royalty obligation, long-term	216,551	212,353
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	10,955	6,564
Other long-term liabilities	329	0
Total non-current liabilities	348,901	341,484
Total liabilities	429,987	440,441
Equity attributable to owners of the parent
Share capital	7,312	7,312
Share premium	1,007,843	1,007,452
Treasury shares	(645)	(679)
Other reserves	163,501	155,683
Cumulative translation adjustments	(215)	(356)
Accumulated losses	(1,140,111)	(1,080,685)
Total equity attributable to owners of the parent	37,685	88,727
Total liabilities and equity	467,672	529,168
Senior Secured Term Loans
Non-current liabilities
Convertible loans, long-term	$ 97,011	$ 97,240